United States Securities and Exchange Commission Washington, D.C.
20549
Form 13F, Form 13F Cover Page Report for quarter ended: December
31, 2000
Institutional Investment Manager Filing this Report: Compu-Val
Investments, Inc. Address: 1702 Lovering Avenue Wilmington, DE
19806 13F file number: 28-01902
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral part of this form. Person signing this report on behalf of reporting manager: Annette Mills
Title: Accounting Phone: 302-254-6105 Signature, Place, and Date
of Signing: Annette Mills, Wilmington, DE January 11, 2001
Report type: 13F Holding Report
Report Summary: 99 data records	$86,436,000
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 		Compu-Val Investments, Inc.
                                                             FORM 13F
                                                        Discretionary Clients
                                                          December 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

America On Line                COM              02364J104      395    11350 SH       Sole                    11350
Autodesk Inc                   COM              052769106      342    12680 SH       Sole                    12680
Avery Dennison                 COM              053611109      556    10130 SH       Sole                    10130
Avon Products                  COM              054303102      415     8670 SH       Sole                     8670
BB&T Corp                      COM              054937107      798    21380 SH       Sole                    21380
BJ's Wholesale Club            COM              05548j106      866    22573 SH       Sole                    22573
Baker Hughes, Inc.             COM              057224107      446    10730 SH       Sole                    10730
Bank of America Corp           COM              060505104      651    14191 SH       Sole                    14191
Bank of New York               COM              064057102     1301    23578 SH       Sole                    23578
Barr Laboratories              COM              068306109      306     4190 SH       Sole                     4190
Bed Bath & Beyond Inc          COM              075896100      413    18450 SH       Sole                    18450
Bristol Myers Squibb           COM              110122108     1130    15280 SH       Sole                    15280
Ceridian                       COM              15677T106      327    16387 SH       Sole                    16387
CitiGroup                      COM              172967101      896    17545 SH       Sole                    17545
City National                  COM              178566105     1076    27713 SH       Sole                    27713
Coastal                        COM              190441105      821     9293 SH       Sole                     9293
Compaq Computer                COM              204493100      424    28165 SH       Sole                    28165
Computer Associates            COM              204912109      201    10330 SH       Sole                    10330
Conoco Class B                 COM              208251405      864    29869 SH       Sole                    29869
Daisytek                       COM              234053106       81    11840 SH       Sole                    11840
Darden Restaurants Inc         COM              237194105      321    14050 SH       Sole                    14050
Dentsply International         COM              249030107     1017    26000 SH       Sole                    26000
Dover Corp                     COM              260003108      282     6950 SH       Sole                     6950
DuPont                         COM              263534109      474     9813 SH       Sole                     9813
Duke Energy Corp               COM              264399106      286     3350 SH       Sole                     3350
Dynegy Inc                     COM              26816q101      692    12343 SH       Sole                    12343
Ecolab Inc.                    COM              278865100      568    13150 SH       Sole                    13150
Enron                          COM              293561106      472     5680 SH       Sole                     5680
Exxon Mobil                    COM              30231G102     1052    12101 SH       Sole                    12101
Fleet Boston Financial         COM              339030108      622    16565 SH       Sole                    16565
Gannett Co Inc                 COM              364730101      561     8900 SH       Sole                     8900
General Dynamics               COM              369550108      852    10920 SH       Sole                    10920
General Electric               COM              369604103      324     6750 SH       Sole                     6750
Gillette                       COM              375766102      503    13925 SH       Sole                    13925
Hibernia                       COM              428656102      656    51440 SH       Sole                    51440
Honeywell Intl                 COM              438516106      866    18304 SH       Sole                    18304
IBM                            COM              459200101      542     6372 SH       Sole                     6372
Intel                          COM              458140100      518    17230 SH       Sole                    17230
Interpublic Group              COM              460690100      485    11390 SH       Sole                    11390
Johnson & Johnson              COM              478160104      515     4903 SH       Sole                     4903
Lowe's Companies               COM              548661107      637    14311 SH       Sole                    14311
Marshall & Ilsley              COM              571834100      400     7870 SH       Sole                     7870
McDonalds Corp                 COM              580135101      616    18126 SH       Sole                    18126
Medtronic Inc.                 COM              585055106      504     8350 SH       Sole                     8350
Merck & Co Inc                 COM              589331107      492     5260 SH       Sole                     5260
Motorola Inc                   COM              620076109      266    13140 SH       Sole                    13140
Newfield Exploration           COM              651290108     1125    23712 SH       Sole                    23712
Nextel Communications          COM              65332V103      203     8220 SH       Sole                     8220
Nortel Networks                COM              656568102      892    27808 SH       Sole                    27808
Northern Trust                 COM              665859104      845    10355 SH       Sole                    10355
Ocean Energy                   COM              67481E106      470    27027 SH       Sole                    27027
Pall Corp.                     COM              696429307      410    19240 SH       Sole                    19240
Pepsico                        COM              713448108      709    14315 SH       Sole                    14315
Procter & Gamble               COM              742718109      212     2708 SH       Sole                     2708
Protective Life Corp           COM              743674103     1021    31653 SH       Sole                    31653
Questar                        COM              748356102      872    29018 SH       Sole                    29018
Reynolds & Reynolds            COM              761695105      600    29646 SH       Sole                    29646
Roslyn Bancorp                 COM              778162107      724    26517 SH       Sole                    26517
Royal Caribbean                COM              V7780T103      686    25953 SH       Sole                    25953
SBC Communications             COM              78387G103      426     8922 SH       Sole                     8922
Southern Co                    COM              842587107      521    15670 SH       Sole                    15670
Sovereign Bancorp              COM              845905108      538    66220 SH       Sole                    66220
Sun MicroSystems               COM              866810104      539    19320 SH       Sole                    19320
Symantec                       COM              871503108      676    20252 SH       Sole                    20252
TCF Financial Corp             COM              872275102      401     8990 SH       Sole                     8990
Tektronix                      COM              879131100      798    23680 SH       Sole                    23680
Texaco                         COM              881694103      706    11360 SH       Sole                    11360
Tiffany & Co                   COM              886547108      300     9490 SH       Sole                     9490
Verizon Communications         COM                             757    15099 SH       Sole                    15099
Vishay Intertechnology         COM              928298108      175    11570 SH       Sole                    11570
Vitesse Semiconductor          COM              928497106      329     5940 SH       Sole                     5940
Central Securities                              155123102      750    26564 SH       Sole                    26564
Royce Value Trust                               780910105      549    37991 SH       Sole                    37991
S&P 500 Depository Receipts                     78462F103      226     1720 SH       Sole                     1720
Artisan International          INT'L MF                       4503 205625.133SH      Sole               205625.133
Principal International Stock  INT'L MF         pisa            43 43035.020SH       Sole                43035.020
Templeton Inst Emerg Mkts      INT'L MF         880210208      165 19088.971SH       Sole                19088.971
Aim Balanced Cl B              MF               008879736      627 20878.260SH       Sole                20878.260
Aim Small Cap Growth           MF               00141m762      367 12814.312SH       Sole                12814.312
Alliance Balanced Shares       MF               018525204      353 23627.306SH       Sole                23627.306
Dreyfus Premier Balanced       MF               261978456      291 19973.586SH       Sole                19973.586
Franklin Small Cap Growth CL A MF               354713109      226 5755.109 SH       Sole                 5755.109
Franklin Small Cap Growth-Advs MF               354713869     5974 151015.148SH      Sole               151015.148
Hartford Dividend & Growth     MF               416645836      231 13347.314SH       Sole                13347.314
ICMI Equity Income             MF               ICIMIEI18       16 15682.270SH       Sole                15682.270
ICMI Growth Equity             MF               ICMIEGE80       45 44842.870SH       Sole                44842.870
Janus Growth & Income          MF               471023200     7732 218732.732SH      Sole               218732.732
MAS Mid-Cap Growth Inst        MF                             4628 186697.447SH      Sole               186697.447
Nationwide Managed Sep Balance MF                              217 205164.890SH      Sole               205164.890
Nationwide Managed Sep Equity  MF                              238 217800.910SH      Sole               217800.910
Principal Large Company Growth MF               plcga           40 39610.740SH       Sole                39610.740
Principal Small Company Growth MF               pscga           33 33441.430SH       Sole                33441.430
Principal Stock Index 500      MF               psi500          78 78093.750SH       Sole                78093.750
Royce Low Priced Stock         MF               780905808     1536 164325.604SH      Sole               164325.604
Selected American Shares       MF               816221105     4906 138858.460SH      Sole               138858.460
Seligman Large Cap Value       MF               816356208      358 30070.903SH       Sole                30070.903
Vanguard Index 500             MF               922908108     2845 23345.926SH       Sole                23345.926
Vanguard Windsor               MF                              213 13903.839SH       Sole                13903.839
Weitz Series Value             MF               949045108     7480 212378.267SH      Sole               212378.267
REPORT SUMMARY                 99 DATA RECORDS               86436            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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